Consolidated Balance Sheets (Audited) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Current assets:
Cash and cash equivalents	$ 7,781	$ 6,550
Receivables, net	6,768	5,937
Inventories	43,803	40,714
Prepaid Expense and Other Assets, Current	1,588	1,774
Total current assets	59,940	54,975
Property and equipment:
Property, Plant and Equipment, Gross	165,825	155,002
Less accumulated depreciation	(51,896)	(45,399)
Property and equipment, net	113,929	109,603
Property under capital leases:
Property under capital leases	5,899	5,936
Less accumulated amortization	(3,147)	(3,215)
Property under capital leases, net	2,752	2,721
Goodwill	20,497	20,651
Other assets and deferred charges	5,987	5,456
Total assets	203,105	193,406
Current liabilities:
Short-term borrowings	6,805	4,047
Accounts payable	38,080	36,608
Accrued liabilities	18,808	18,180
Accrued income taxes	2,211	1,164
Long-term debt due within one year	5,587	1,975
Obligations under capital leases due within one year	327	326
Total current liabilities	71,818	62,300
Long-term debt	38,394	44,070
Long-term obligations under capital leases	3,023	3,009
Deferred income taxes and other	7,613	7,862
Redeemable noncontrolling interest	519	404
Commitments and contingencies
Equity:
Common stock	332	342
Capital in excess of par value	3,620	3,692
Retained earnings	72,978	68,691
Accumulated other comprehensive income (loss)	(587)	(1,410)
Total Walmart shareholders' equity	76,343	71,315
Noncontrolling interest	5,395	4,446
Total equity	81,738	75,761
Total liabilities and equity	$ 203,105	$ 193,406